Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Select Short Corporate Income Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Class A
Trading Symbol	ALDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Overall Fund performance relative to the benchmark was positive for the period, most notably driven by industry allocations. Overweights to the life insurance and aerospace/defense industries were additive to performance. Additionally, an underweight to the technology sector benefited performance.
Security selection
| Selection was marginally additive to Fund performance relative to the benchmark for the period. The most notable example of positive performance was from a sizeable overweight in a beverage company. Additional positive attribution came from an allocation in an energy company as well as a communications company.
Credit allocation
| The Fund, on average, was overweight credit risk relative to the benchmark. Given the environment over the period, this overweight was a notable contributor to performance.
Top Performance Detractors
Industry allocation

I

While overall industry allocations contributed to performance, an underweight to the banking industry and an overweight to the health care insurance industry detracted.
Security selection
| An allocation to a life insurer was the largest detractor from performance during the period. Additionally, exposure to individual energy, financial, and transportation companies weighed on Fund results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	5.18	1.61	2.49
Class A (including sales charges)	4.12	1.41	2.38
Bloomberg U.S. 1-5 Year Corporate Index	5.71	1.95	2.71
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 504,704,388
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,261,707
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 504,704,388
Total number of portfolio holdings	107
Management services fees (represents 0.43% of Fund average net assets)	$ 2,261,707
Portfolio turnover for the reporting period	107%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Bank of America Corp. 01/24/2031 5.162%	3.4%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 04/23/2031 5.218%	2.7%
Morgan Stanley Private Bank NA 07/18/2031 4.734%	2.5%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.1%
JPMorgan Chase & Co. 01/24/2031 5.140%	2.1%
Bacardi Ltd. 05/15/2028 4.700%	2.0%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.0%
Citigroup, Inc. 06/03/2031 2.572%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Bank of America Corp. 01/24/2031 5.162%	3.4%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 04/23/2031 5.218%	2.7%
Morgan Stanley Private Bank NA 07/18/2031 4.734%	2.5%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.1%
JPMorgan Chase & Co. 01/24/2031 5.140%	2.1%
Bacardi Ltd. 05/15/2028 4.700%	2.0%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.0%
Citigroup, Inc. 06/03/2031 2.572%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.7%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective
September
1, 2025, the name of the Fund was changed from Columbia Limited Duration Credit Fund to Columbia Select Short Corporate Income Fund.

Material Fund Change Name [Text Block]	Columbia Select Short Corporate Income Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Select Short Corporate Income Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Class C
Trading Symbol	RDCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 148	1.45%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Overall Fund performance relative to the benchmark was positive for the period, most notably driven by industry allocations. Overweights to the life insurance and aerospace/defense industries were additive to performance. Additionally, an underweight to the technology sector benefited performance.
Security selection
| Selection was marginally additive to Fund performance relative to the benchmark for the period. The most notable example of positive performance was from a sizeable overweight in a beverage company. Additional positive attribution came from an allocation in an energy company as well as a communications company.
Credit allocation
| The Fund, on average, was overweight credit risk relative to the benchmark. Given the environment over the period, this overweight was a notable contributor to performance.
Top Performance Detractors
Industry allocation

I

While overall industry allocations contributed to performance, an underweight to the banking industry and an overweight to the health care insurance industry detracted.
Security selection
| An allocation to a life insurer was the largest detractor from performance during the period. Additionally, exposure to individual energy, financial, and transportation companies weighed on Fund results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	4.40	0.85	1.73
Class C (including sales charges)	3.40	0.85	1.73
Bloomberg U.S. 1-5 Year Corporate Index	5.71	1.95	2.71
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 504,704,388
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,261,707
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 504,704,388
Total number of portfolio holdings	107
Management services fees (represents 0.43% of Fund average net assets)	$ 2,261,707
Portfolio turnover for the reporting period	107%

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Bank of America Corp. 01/24/2031 5.162%	3.4%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 04/23/2031 5.218%	2.7%
Morgan Stanley Private Bank NA 07/18/2031 4.734%	2.5%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.1%
JPMorgan Chase & Co. 01/24/2031 5.140%	2.1%
Bacardi Ltd. 05/15/2028 4.700%	2.0%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.0%
Citigroup, Inc. 06/03/2031 2.572%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Bank of America Corp. 01/24/2031 5.162%	3.4%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 04/23/2031 5.218%	2.7%
Morgan Stanley Private Bank NA 07/18/2031 4.734%	2.5%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.1%
JPMorgan Chase & Co. 01/24/2031 5.140%	2.1%
Bacardi Ltd. 05/15/2028 4.700%	2.0%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.0%
Citigroup, Inc. 06/03/2031 2.572%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.7%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective September 1, 2025, the name of the Fund was changed from Columbia Limited Duration Credit Fund to Columbia Select Short Corporate Income Fund.

Material Fund Change Name [Text Block]	Columbia Select Short Corporate Income Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Select Short Corporate Income Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Institutional Class
Trading Symbol	CLDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Overall Fund performance relative to the benchmark was positive for the period, most notably driven by industry allocations. Overweights to the life insurance and aerospace/defense industries were additive to performance. Additionally, an underweight to the technology sector benefited performance.
Security selection
| Selection was marginally additive to Fund performance relative to the benchmark for the period. The most notable example of positive performance was from a sizeable overweight in a beverage company. Additional positive attribution came from an allocation in an energy company as well as a communications company.
Credit allocation
| The Fund, on average, was overweight credit risk relative to the benchmark. Given the environment over the period, this overweight was a notable contributor to performance.
Top Performance Detractors
Industry allocation

I

While overall industry allocations contributed to performance, an underweight to the banking industry and an overweight to the health care insurance industry detracted.
Security selection
| An allocation to a life insurer was the largest detractor from performance during the period. Additionally, exposure to individual energy, financial, and transportation companies weighed on Fund results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	5.44	1.86	2.75
Bloomberg U.S. 1-5 Year Corporate Index	5.71	1.95	2.71
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 504,704,388
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,261,707
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 504,704,388
Total number of portfolio holdings	107
Management services fees (represents 0.43% of Fund average net assets)	$ 2,261,707
Portfolio turnover for the reporting period	107%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Bank of America Corp. 01/24/2031 5.162%	3.4%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 04/23/2031 5.218%	2.7%
Morgan Stanley Private Bank NA 07/18/2031 4.734%	2.5%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.1%
JPMorgan Chase & Co. 01/24/2031 5.140%	2.1%
Bacardi Ltd. 05/15/2028 4.700%	2.0%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.0%
Citigroup, Inc. 06/03/2031 2.572%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Bank of America Corp. 01/24/2031 5.162%	3.4%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 04/23/2031 5.218%	2.7%
Morgan Stanley Private Bank NA 07/18/2031 4.734%	2.5%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.1%
JPMorgan Chase & Co. 01/24/2031 5.140%	2.1%
Bacardi Ltd. 05/15/2028 4.700%	2.0%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.0%
Citigroup, Inc. 06/03/2031 2.572%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.7%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective September 1, 2025, the name of the Fund was changed from Columbia Limited Duration Credit Fund to Columbia Select Short Corporate Income Fund.

Material Fund Change Name [Text Block]	Columbia Select Short Corporate Income Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CTLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Overall Fund performance relative to the benchmark was positive for the period, most notably driven by industry allocations. Overweights to the life insurance and aerospace/defense industries were additive to performance. Additionally, an underweight to the technology sector benefited performance.
Security selection
| Selection was marginally additive to Fund performance relative to the benchmark for the period. The most notable example of positive performance was from a sizeable overweight in a beverage company. Additional positive attribution came from an allocation in an energy company as well as a communications company.
Credit allocation
| The Fund, on average, was overweight credit risk relative to the benchmark. Given the environment over the period, this overweight was a notable contributor to performance.
Top Performance Detractors
Industry allocation

I

While overall industry allocations contributed to performance, an underweight to the banking industry and an overweight to the health care insurance industry detracted.
Security selection
| An allocation to a life insurer was the largest detractor from performance during the period. Additionally, exposure to individual energy, financial, and transportation companies weighed on Fund results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	5.49	1.91	2.80
Bloomberg U.S. 1-5 Year Corporate Index	5.71	1.95	2.71
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 504,704,388
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,261,707
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 504,704,388
Total number of portfolio holdings	107
Management services fees (represents 0.43% of Fund average net assets)	$ 2,261,707
Portfolio turnover for the reporting period	107%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Bank of America Corp. 01/24/2031 5.162%	3.4%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 04/23/2031 5.218%	2.7%
Morgan Stanley Private Bank NA 07/18/2031 4.734%	2.5%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.1%
JPMorgan Chase & Co. 01/24/2031 5.140%	2.1%
Bacardi Ltd. 05/15/2028 4.700%	2.0%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.0%
Citigroup, Inc. 06/03/2031 2.572%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Bank of America Corp. 01/24/2031 5.162%	3.4%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 04/23/2031 5.218%	2.7%
Morgan Stanley Private Bank NA 07/18/2031 4.734%	2.5%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.1%
JPMorgan Chase & Co. 01/24/2031 5.140%	2.1%
Bacardi Ltd. 05/15/2028 4.700%	2.0%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.0%
Citigroup, Inc. 06/03/2031 2.572%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.7%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective September 1, 2025, the name of the Fund was changed from Columbia Limited Duration Credit Fund to Columbia Select Short Corporate Income Fund.

Material Fund Change Name [Text Block]	Columbia Select Short Corporate Income Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CLDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Overall Fund performance relative to the benchmark was positive for the period, most notably driven by industry allocations. Overweights to the life insurance and aerospace/defense industries were additive to performance. Additionally, an underweight to the technology sector benefited performance.
Security selection
| Selection was marginally additive to Fund performance relative to the benchmark for the period. The most notable example of positive performance was from a sizeable overweight in a beverage company. Additional positive attribution came from an allocation in an energy company as well as a communications company.
Credit allocation
| The Fund, on average, was overweight credit risk relative to the benchmark. Given the environment over the period, this overweight was a notable contributor to performance.
Top Performance Detractors
Industry allocation

I

While overall industry allocations contributed to performance, an underweight to the banking industry and an overweight to the health care insurance industry detracted.
Security selection
| An allocation to a life insurer was the largest detractor from performance during the period. Additionally, exposure to individual energy, financial, and transportation companies weighed on Fund results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	5.55	1.96	2.86
Bloomberg U.S. 1-5 Year Corporate Index	5.71	1.95	2.71
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 504,704,388
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,261,707
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 504,704,388
Total number of portfolio holdings	107
Management services fees (represents 0.43% of Fund average net assets)	$ 2,261,707
Portfolio turnover for the reporting period	107%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Bank of America Corp. 01/24/2031 5.162%	3.4%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 04/23/2031 5.218%	2.7%
Morgan Stanley Private Bank NA 07/18/2031 4.734%	2.5%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.1%
JPMorgan Chase & Co. 01/24/2031 5.140%	2.1%
Bacardi Ltd. 05/15/2028 4.700%	2.0%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.0%
Citigroup, Inc. 06/03/2031 2.572%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Bank of America Corp. 01/24/2031 5.162%	3.4%
Principal Life Global Funding II 11/27/2029 4.950%	2.9%
Goldman Sachs Group, Inc. (The) 04/23/2031 5.218%	2.7%
Morgan Stanley Private Bank NA 07/18/2031 4.734%	2.5%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.1%
JPMorgan Chase & Co. 01/24/2031 5.140%	2.1%
Bacardi Ltd. 05/15/2028 4.700%	2.0%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.0%
Citigroup, Inc. 06/03/2031 2.572%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.7%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective September 1, 2025, the name of the Fund was changed from Columbia Limited Duration Credit Fund to Columbia Select Short Corporate Income Fund.

Material Fund Change Name [Text Block]	Columbia Select Short Corporate Income Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature